Document and Entity Information	Apr. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001943896
Current Fiscal Year End Date	--01-31
Document Type	8-K
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	RUBRIK, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42028
Entity Tax Identification Number	46-4560494
Entity Address, Address Line One	3495 Deer Creek Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(844)
Local Phone Number	478-2745
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.000025 par value
Trading Symbol	RBRK
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false